Income taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Tax Benefits [Roll Forward]
Gross UTB Balance at January 1	$ 307	$ 308	$ 314
Additions based on tax positions related to the current year	22	18	23
Additions for tax positions of prior years	17	17	2
Additions related to recent acquisitions	0	0	0
Reductions for tax positions of prior years	(35)	(19)	(11)
Settlements	0	0	0
Reductions due to lapse of applicable statute of limitations	(74)	(10)	(10)
Reductions for amounts recorded to Net parent investment	(32)	(7)	(10)
Gross UTB Balance at December 31	$ 205	$ 307	$ 308